Share-Based Compensation - Share options (Details) - Stock options - 2012 Option Plan	12 Months Ended
	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Share-Based Compensation
Contractual term	10 years
Annual vesting percentage	20.00%
Vesting number of anniversaries | item	5
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares		$ 0.04	$ 0.04
Options granted (in shares) | shares	0
Share-based compensation expense | $	$ 779,582	$ 876,560	$ 727,213
Minimum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	2 months
Maximum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	3 months